LOSS PER CLASS A and CLASS B ORDINARY SHARE (Tables)	12 Months Ended
Dec. 31, 2022
LOSS PER CLASS A and CLASS B ORDINARY SHARE
Schedule of computation of basic and diluted loss per share

The computation of basic and diluted loss per share is as follows:

	Years ended December 31,
	2020	2021	2022

Net loss	(669,214)	(1,191,213)	(1,266,118)
Net loss (income) attributable to non-controlling interests	—	1,403	(3,427)
Net loss attributable to redeemable non-controlling interests	2,807	2,592	655
Accretion to redemption value of redeemable non-controlling interests	(18,627)	(77,644)	(10,801)
Adjustment to the redemption value of redeemable non-controlling interests	—	—	(178,982)
Cumulative dividend on redeemable preferred shares	(52,709)	(49,073)	(51,212)
Net loss available to GDS Holdings Limited ordinary shareholders	(737,743)	(1,313,935)	(1,509,885)

Weighted average number of ordinary shares outstanding - basic and diluted	1,253,559,523	1,452,906,722	1,464,447,843

Loss per ordinary share - basic and diluted	(0.59)	(0.90)	(1.03)

The following table sets forth the computation of basic and diluted loss per Class A and Class B ordinary share:

	Years ended December 31,
	2020		2021		2022
	Class A	Class B	Class A	Class B	Class A	Class B
Allocation of net loss available to GDS Holdings Limited ordinary shareholders	(697,965)	(39,778)	(1,252,810)	(61,125)	(1,440,198)	(69,687)
Weighted average number of ordinary shares outstanding - basic and diluted	1,185,969,187	67,590,336	1,385,316,386	67,590,336	1,396,857,507	67,590,336
Loss per ordinary share - basic and diluted	(0.59)	(0.59)	(0.90)	(0.90)	(1.03)	(1.03)

Schedule of securities excluded from the computation of diluted loss per share

	Years ended December 31,
	2020	2021	2022

Share options/restricted shares	31,425,768	28,930,720	38,534,512
Convertible bonds payable	46,526,049	46,526,049	145,726,048
Total	77,951,817	75,456,769	184,260,560